Leases - Schedule of Changes in Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024
Lease liabilities
Lease liabilities, beginning balance	$ 330.5	$ 334.8
Additions	56.1	32.2
Additions from business combinations		1.2
Lease modifications	18.5	33.7
Derecognition on termination	(3.9)
Principal payments	(85.7)	(69.2)
Impact of foreign currency translation	15.3	(2.2)
Lease liabilities, ending balance	330.8	330.5
Retail stores
Lease liabilities
Lease liabilities, beginning balance	255.7	259.2
Additions	52.2	29.7
Additions from business combinations		0.0
Lease modifications	11.7	31.9
Derecognition on termination	(2.7)
Principal payments	(71.4)	(63.0)
Impact of foreign currency translation	14.5	(2.1)
Lease liabilities, ending balance	260.0	255.7
Manufacturing facilities
Lease liabilities
Lease liabilities, beginning balance	23.8	27.7
Additions	0.0	0.2
Additions from business combinations		1.2
Lease modifications	5.4	0.0
Derecognition on termination	0.0
Principal payments	(6.0)	(5.3)
Impact of foreign currency translation	0.1	0.0
Lease liabilities, ending balance	23.3	23.8
Other
Lease liabilities
Lease liabilities, beginning balance	51.0	47.9
Additions	3.9	2.3
Additions from business combinations		0.0
Lease modifications	1.4	1.8
Derecognition on termination	(1.2)
Principal payments	(8.3)	(0.9)
Impact of foreign currency translation	0.7	(0.1)
Lease liabilities, ending balance	$ 47.5	$ 51.0